Financial Instruments - carrying amount of monetary assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
USD
Financial Instruments
Effect of EUR depreciation on profit before tax		$ (898)
GBP
Financial Instruments
Effect of EUR depreciation on profit before tax		(19)
Currency Risk | USD
Financial Instruments
Effect of EUR appreciation on profit before tax	$ 1,736	735
Effect of EUR depreciation on profit before tax	(2,122)
Currency Risk | GBP
Financial Instruments
Effect of EUR appreciation on profit before tax	8	$ 15
Effect of EUR depreciation on profit before tax	(9)
Currency Risk | JPY
Financial Instruments
Effect of EUR appreciation on profit before tax	82
Effect of EUR depreciation on profit before tax	$ (100)